S-K 1605, De-SPAC Background and Terms $ in Millions	May 05, 2026 USD ($)
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Contacts Description [Text Block]	ATII, Pubco, Merger Sub I, Merger Sub II and Forge Nano have entered into a Merger Agreement pursuant to which, if the Business Combination Proposal is approved by the holders of ATII Ordinary Shares and the other conditions to the consummation of the Proposed Transaction contained in the Merger Agreement are satisfied or waived, among other things: (i) at the Domestication Merger Effective Time, ATII will merge with and into Pubco, with Pubco surviving the merger as a corporation incorporated under the laws of the State of Delaware; (ii) at least one day following the Domestication Merger Effective Time and at the First Effective Time, Merger Sub I will merge with and into Forge Nano, with Forge Nano surviving the merger as the Initial Surviving Corporation and a wholly-owned subsidiary of Pubco; (iii) immediately following the First Effective Time and at the Second Effective Time, the Initial Surviving Corporation, as the surviving company of the First Company Merger, will merge with and into Merger Sub II, with Merger Sub II surviving the merger as a wholly-owned subsidiary of Pubco; and (iv) in connection with the aforementioned transactions, the other transactions contemplated by the Merger Agreement and the PIPE Financing will be completed, as more fully described elsewhere in this proxy statement/prospectus. See “Proposal No. 1 – The Business Combination Proposal” and “Proposal No. 2 – The Domestication Merger Proposal” for more detail. In addition, a copy of the Merger Agreement is attached to this proxy statement/prospectus as Annex A and you are encouraged to carefully read this proxy statement/prospectus and the Merger Agreement (and all annexes to this proxy statement/prospectus) in their entirety.
De-SPAC, Background, Negotiations Description [Text Block]

ATII is a blank check company incorporated in the Cayman Islands on June 7, 2024, and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. Our intention was to capitalize on the substantial deal sourcing, investing and operating expertise of the Sponsor, the ATII Directors, and our management team to identify and combine with one or more businesses with high growth potential for purposes of consummation its initial business combination pursuant to the Current Charter.

On February 12, 2025, ATII issued an aggregate of 23,000,000 ATII Public Units at a price of $10.00 per ATII Public Unit in connection with the IPO, including the full exercise of the underwriter’s overallotment option, generating gross proceeds of $230,000,000. Substantially concurrently with the IPO, ATII issued, in a private placement transaction, 840,000 ATII Private Units, at a price of $10.00 per ATII Private Unit, to the Sponsor and BTIG, generating gross proceeds of $8,400,000. Of those 840,000 ATII Private Units, the Sponsor purchased 530,000 ATII Private Units and BTIG purchased 310,000 ATII Private Units. Following the IPO (including exercise of the over-allotment option by the underwriters of the IPO), an amount equal to $231,150,000 of the net proceeds from the IPO and the sale of the ATII Units was placed in the Trust Account. As of the Record Date, funds in the Trust Account totaled $           ($           per ATII Public Share) and were held in an interest-bearing Trust Account.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, at least one day following the Domestication Merger Effective Time, Merger Sub I will merge with and into Forge Nano, with Forge Nano surviving as the Initial Surviving Corporation and as a result of which the holders of the issued and outstanding capital stock of Forge Nano will receive shares of Pubco Common Stock in exchange for the issued and outstanding capital stock of Forge Nano. As a result of the First Company Merger, Forge Nano will become a wholly-owned subsidiary of Pubco.

At the First Effective Time: (i) each share of each class of Forge Nano Preferred Stock that is issued and outstanding immediately prior to the First Effective Time shall be converted into shares of Forge Nano Common Stock pursuant to Forge Nano’s organizational documents as in effect immediately prior to the First Effective Time; (ii) each share of Forge Nano Common Stock that is issued and outstanding immediately prior to the First Effective Time (including shares of Forge Nano Common Stock issued upon conversion of the shares of Forge Nano Preferred Stock, but not including treasury shares which will be canceled immediately prior to the First Effective Time) will be cancelled and automatically converted into the right to receive, without interest, the Applicable Per Share Merger Consideration; (iii) each Forge Nano Warrant that is issued and outstanding and unexpired immediately prior to the First Effective Time will be assumed by Pubco and become a corresponding Pubco Forge Nano Warrant, subject to the same terms and conditions (including vesting and exercisability) as were applicable to the corresponding Forge Nano Warrant immediately prior to the First Effective Time; and (iv) each Forge Nano Ascent Option that is issued and outstanding and unexpired immediately prior to the First Effective Time will be cancelled and converted into one Pubco Ascent Warrant pursuant to the Pubco Ascent Warrant Agreement, substantially in the form attached to the Merger Agreement.

At the First Effective Time, each Forge Nano Option that is issued and outstanding and unexpired immediately prior to the First Effective Time will be converted into one Pubco Option on substantially the same terms and conditions, including with respect to vesting and termination-related provisions (as applicable, except that such Pubco Options will relate to the number of whole shares of Pubco Common Stock (rounded down to the nearest whole share) equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Forge Nano Common Stock subject to such Forge Nano Option immediately prior to the First Effective Time and (b) the quotient of (1) the Applicable Per Share Merger Consideration divided by (ii) the Equity Award Conversion Amount

(as defined in the Merger Agreement), with an exercise price per Pubco Option (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (x) the exercise price per Forge Nano Option by (ii) the Equity Award Conversion Amount.

Earn-Out

Pursuant to the terms of the Merger Agreement, and subject to the terms and conditions set forth therein, the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, will be entitled to receive, a proportional amount of up to an aggregate of 90,000,000 Earn-Out Shares, issuable upon achievement of certain milestones during the Earn-Out Period. The Earn-Out Shares will be issued at or prior to the Closing to the Escrow Agent and will be disbursed therefrom upon achievement of the applicable milestones as follows:

●	30,000,000 Earn-Out Shares if, within the Earn-Out Period, (1) the VWAP (as defined in the Merger Agreement) of Pubco Common Stock equals or exceeds $15.00 per share over any 30 trading day period or (2) the revenue, determined in accordance with GAAP applied on a consistent basis, publicly reported by Pubco in its annual or quarterly reports filed with the SEC for the preceding twelve months equals or exceeds $400,000,000;
●	30,000,000 Earn-Out Shares if, within the Earn-Out Period, (1) the VWAP of Pubco Common Stock equals or exceeds $20.00 per share over any 30 trading day period or (2) the revenue, determined in accordance with GAAP applied on a consistent basis, publicly reported by Pubco in its annual or quarterly reports filed with the SEC for the preceding twelve months equals or exceeds $600,000,000; and
●	30,000,000 Earn-Out Shares if, within the Earn-Out Period, (1) the VWAP of Pubco Common Stock equals or exceeds $25.00 per share over any 30 trading day period or (2) the revenue, determined in accordance with GAAP applied on a consistent basis, publicly reported by Pubco in its annual or quarterly reports filed with the SEC for the preceding twelve months equals or exceeds $800,000,000.

The milestones applicable to the Earn-Out Shares operate on a cumulative basis, such that if a higher milestone is achieved, the lower milestones are deemed achieved as well and the Earn-Out Shares attributable to such achieved milestone and each lower milestone will be disbursed. The Earn-Out Shares attributable to holders of Pubco Convertible Securities issued in exchange for Forge Nano Convertible Securities, if any, pursuant to the Merger Agreement will only be disbursed by the Escrow Agent if an applicable milestone is achieved upon the exercise, conversion or settlement thereof in accordance with their terms.

Second Company Merger

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, immediately following the First Effective Time, the Initial Surviving Corporation will merge with and into Merger Sub II, with Merger Sub II surviving as the Surviving Company and Pubco acquiring one membership interest in Surviving Company and such membership interest will constitute the only outstanding equity of the Surviving Company.

De-SPAC, Brief Description [Text Block]

We are a blank check company incorporated in the Cayman Islands on June 7, 2024 formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses. We intend to effectuate our initial business combination using cash derived from the proceeds of the IPO (as defined below) and the sale of the ATII Private Units (as defined below), our shares, debt or a combination of cash, shares and debt.

On April 20, 2026, ATII, Pubco, Merger Sub I, Merger Sub II and Forge Nano entered into the Merger Agreement, pursuant to which, and subject to the terms and conditions set forth therein, ATII will re-domicile and become a Delaware corporation by merging with Pubco, following which the separate corporate existence of ATII will cease and Pubco will continue as the surviving corporation. At the Domestication Merger Effective Time, Pubco will adopt Delaware organizational documents, which will provide, among other things, that the name of Pubco will be changed to “Forge Nano Holdings Inc.”

We expect to continue to incur significant costs in the pursuit of our acquisition plans. We cannot assure you that our plans to complete an initial business combination will be successful.

While we may pursue a business combination target in any business, industry or geographical location, we intend to focus our search for businesses in the technology industry, and our focus will be on the artificial intelligence, cloud services and automotive technology sectors. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]

PIPE Financing

In connection with the execution of the Merger Agreement, ATII, Pubco and Forge Nano entered into a subscription agreement (the “PIPE Subscription Agreement”) with an accredited investor (the “PIPE Investor”), pursuant to which Pubco will, substantially concurrently with, and contingent upon, the consummation of the Business Combination, sell an aggregate of 10,000,000 shares of Pubco Common Stock (the “PIPE Subscribed Shares”) and warrants (the “PIPE Warrants”) to purchase an aggregate of 15,000,000 shares of Pubco Common Stock to the PIPE Investor, each with an exercise price of $10.00 (subject to adjustments as described below), for an aggregate purchase price of $100,000,000 (the “PIPE Financing”). Pursuant to the Purchaser Support Agreement, Sponsor agreed to transfer 3,000,000 ATII Ordinary Shares to the PIPE Investor to the extent the PIPE Investor funds the PIPE Financing. In the event that on the 21st trading day following the six-month anniversary of Closing, the VWAP (as defined in the

PIPE Warrant Certificate) of the Pubco Common Stock is less than the Exercise Price (as defined in the PIPE Warrant Certificate), Pubco will issue to the PIPE Investor the additional warrants entitling the PIPE Investor to purchase up to 10,000,000 shares of Pubco Common Stock, in an amount equal to (i) the product of (x) 5,000,000, multiplied by (y) the Exercise Price then in effect divided by the PIPE Reset Price minus (ii) 5,000,000 (the “Reset PIPE Warrants”). In addition, if, on the 24-month anniversary of the Closing Date, the PIPE Investor certifies in writing that the PIPE Investor beneficially owns 5,000,000 shares of Pubco Common Stock, Pubco will issue to the PIPE Investor the additional warrants entitling the PIPE Investor to purchase 5,000,000 shares of Pubco Common Stock (the “Additional PIPE Warrants”).

The closing of the PIPE Financing (the “PIPE Closing”) is conditioned upon, among other things, (i) all conditions precedent to the closing of the Business Combination contemplated by the Merger Agreement shall have been satisfied or waived and the closing of the Business Combination shall be scheduled to occur concurrently with and on the same date as the PIPE Closing and (ii) the accuracy of all representations and warranties of ATII and Forge Nano in the PIPE Subscription Agreement (subject to certain bring-down standards).

De-SPAC, Related Financing Transactions, Payments Made to Investors	$ 100
De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]	The ATII Directors and officers of ATII have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries and concluded that their experience and background enabled such ATII Directors and officers of ATII to make the necessary analyses and determinations regarding the Business Combination. After careful consideration of the terms and conditions of the Merger Agreement, the ATII Board has determined that the Business Combination and the transactions contemplated thereby are fair to and in the best interests of ATII and the holders of ATII Ordinary Shares because the ATII Board believes that Forge Nano is a company with strong revenue growth potential. Forge Nano has been operating for some time and the ATII Board believes that they have demonstrated a good return on investment capital for their client base in the semiconductor space. In reaching its decision with respect to the Business Combination and the transactions contemplated thereby, the ATII Board also reviewed various industry and financial data and the due diligence and evaluation materials provided by Forge Nano, demonstrating that Forge Nano has a business plan dedicated to both near-term cash flow as well as long-term growth. For additional information regarding the positive and negative factors the ATII Board considered in evaluating the Business Combination, see the section entitled “Proposal No. 1 – The Business Combination Proposal — ATII Board Reasons for the Approval of the Business Combination” on page [ ]

When you consider the recommendation of the ATII Board in favor of approval of the Business Combination Proposal, you should keep in mind that the Sponsor, the ATII Directors and the officers of ATII have interests in such proposal that are different from, or in addition to, those of the holders of ATII Ordinary Shares generally. See “Proposal No. 1 – The Business Combination Proposal — Certain Interests of ATII’s Directors and Officers and Others in the Business Combination.”

The existence of financial and personal interests of one or more of ATII Director may result in a conflict of interest on the part of such ATII Director(s) between what he, she or they may believe is in the best interests of ATII and the holders of ATII Ordinary Shares and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that holders of ATII Ordinary Shares vote for the proposals. In addition, ATII’s officers have interests in the Business Combination that may conflict with your interests as a holder of ATII Ordinary Shares.

The personal and financial interests of the Sponsor, the ATII Directors and officers of ATII may have influenced their motivation in identifying and selecting Forge Nano as a business combination target, completing an initial business combination with Forge Nano and influencing the operation of the business following the Closing. In considering the recommendations of the ATII Board to vote for the proposals, holders of ATII Ordinary Shares should consider these interests.

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

Comparison of Shareholder Rights under the Applicable Organizational Documents Before and After the Domestication Merger

At the Domestication Merger Effective Time, the certificate of incorporation and bylaws of Pubco, each as in effect immediately prior to the Domestication Merger Effective Time, will be amended and restated in the form attached as Annex B-1 and Annex B-2, respectively, and as so amended will be the certificate of incorporation and bylaws of Pubco, until thereafter supplemented or amended in accordance with the terms therein and the applicable provisions of the DGCL (with such changes as may be agreed in writing by ATII and Forge Nano), including providing that the name of Pubco will be amended to be “Forge Nano Holdings Inc.”

Commencing with the Domestication Merger Effective Time, certain rights of shareholders will be governed by the Proposed Organizational Documents rather than the Current Charter (which will cease to be effective) and certain rights of shareholders and the scope of the powers of the Pubco Board and management will be altered as a result. For a summary of the material differences among the rights of holders of Pubco Common Stock and holders of ATII Ordinary Shares, see the section titled “Comparison of Corporate Governance and Shareholder Rights.” You should also read the Proposed Charter, substantially in the form attached to this proxy statement/prospectus as Annex B-1, and the Proposed Bylaws, substantially in the form attached to this proxy statement/prospectus as Annex B-2, carefully and in their entirety.

Comparison of Shareholder Rights under Applicable Corporate Law Before and After the Domestication Merger

At the Domestication Merger Effective Time, the rights of the shareholders will be governed by Delaware law, including the DGCL, rather than by the laws of the Cayman Islands, including the Companies Act. Certain differences exist between the DGCL and the Companies Act that will alter certain of the rights of shareholders and affect the powers of the Pubco Board and management following the Domestication Merger Effective Time.

Holders of ATII Ordinary Shares should consider the summary comparison of Cayman Islands corporate law, on the one hand, and the DGCL, on the other. This comparison is not intended to be complete and is qualified in its entirety by reference to the Companies Act and the DGCL. For a summary of the material differences among the rights of holders of Pubco Common Stock under the DGCL and holders of ATII Ordinary Shares under the Companies Act, see the section titled “Comparison of Corporate Governance and Shareholder Rights.”

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

ATII is an exempted company incorporated under the Companies Act. The Companies Act and the Current Charter govern the rights of the holders of ATII Ordinary Shares. The Companies Act differs in some material respects from laws generally applicable to corporations and their stockholders under the laws of the State of Delaware. In addition, the Current Charter will differ in certain material respects from the Proposed Organizational Documents. As a result, when you become a holder of shares of Pubco Common Stock, your rights will differ in some regards as compared to when you were a holder of ATII Ordinary Shares.

Below is a summary chart outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of ATII and Pubco according to applicable law or the organizational documents of ATII and Pubco.

This summary is qualified by reference to the complete text of the Current Charter, the complete text of the Proposed Charter, a copy of which is attached to this proxy statement/prospectus as Annex B-1, and the complete text of the Proposed Bylaws, a copy of which is attached to this proxy statement/prospectus as Annex B-2. You should review each of the Proposed Organizational Documents, as well as the DGCL and Companies Act to understand how these laws apply to Pubco and ATII, respectively.

Provision	Delaware	Cayman Islands

Applicable Legislation	General Corporation Law of the State of Delaware	The Companies Act (as revised) of the Cayman Islands

Stockholder/Shareholder Approval of Business Combinations

Mergers generally require approval of a majority of all outstanding shares.

Mergers in which less than 20% of the acquirer’s stock is issued generally do not require acquirer stockholder approval.

Mergers in which one corporation owns 90% or more of a second corporation may be completed without the vote of the second corporation’s board of directors or stockholders.

Mergers require a special resolution, and any other authorization as may be specified in the relevant articles of association. Parties holding certain security interests in the constituent companies must also consent.

All mergers (other than parent/subsidiary mergers, subject to the satisfaction of certain conditions) require shareholder approval - there is no exception for smaller mergers.

When a tender offer is made and accepted by holders of not less than 90% in value of the shares to whom the offer is made, the offeror may, within a two-month period, compulsorily require the holders of the remaining shares to transfer such shares to the offeror on the terms of the offer. An objection may be made to the Grand Court of the Cayman Islands by any dissenting shareholder but is unlikely to succeed unless there is evidence of fraud, bad faith, collusion or inequitable treatment of the shareholders. A Cayman Islands company may also be acquired through a “scheme of arrangement” sanctioned by a Cayman Islands court and it would require, in relation to a compromise or arrangement between a company and its shareholders or any class of them, shareholders who represent 75% in value of the company’s shareholders or class of shareholders, as the case may be, that are present and voting either in person or by proxy at a meeting summoned for that purpose.

Provision	Delaware	Cayman Islands

Stockholder/Shareholder Votes for Routine Matters

Generally, approval of routine corporate matters that are put to a stockholder vote require the affirmative vote of the majority of shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter.

Under the Companies Act and ATII’s amended and restated memorandum and articles of association, routine corporate matters may be approved by an ordinary resolution (being a resolution passed by the affirmative vote of a simple majority of the votes cast by shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of ATII (assuming the presence of a quorum)).

General Vote Required for Combinations with Interested Stockholders/Shareholders

Generally, a corporation may not engage in a business combination with an interested stockholder for a period of three years after the time of the transaction in which the person became an interested stockholder, unless the corporation opts out of the statutory provision.

No similar provision

Requirement for Quorum	Quorum is a majority of shares entitled to vote at the meeting unless otherwise set in the constitutional documents, but cannot be less than one-third of shares entitled to vote at the meeting.	Quorum is set in the company’s memorandum and articles of association.

Stockholder/Shareholder Consent to Action Without Meeting	Unless otherwise provided in the certificate of incorporation, stockholders may act by written consent.

A special resolution may be passed in writing only if it is approved by all of the shareholders entitled to vote. An ordinary resolution may be passed in writing if so authorized by the company’s memorandum and articles of association, provided that it is approved by such number or proportion of the shareholders entitled to vote as is specified for that purpose in the memorandum and articles of association.

Appraisal Rights

Generally, a stockholder of a publicly traded corporation does not have appraisal rights in connection with a merger.

Stockholders of a publicly traded corporation do, however, generally have appraisal rights in connection with a merger if they are required by the terms of a merger agreement to accept for their shares anything except: (a) shares or depository receipts of the corporation surviving or resulting from such merger; (b) shares of stock or depository receipts that will be either listed on a national securities exchange or held of record by more than 2,000 holders; (c) cash in lieu of fractional shares or fractional depository receipts described in (a) and (b) above; or (d) any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in (a), (b) and (c) above.

Shareholders that are entitled to dissent from a merger in accordance with the Companies Act are entitled to be paid the fair market value of their shares which, if necessary, may ultimately be determined by the court.

Provision	Delaware	Cayman Islands

Inspection of Books and Records	Any stockholder may inspect the corporation’s books and records for a proper purpose during the usual hours for business.

Shareholders generally do not have any rights to inspect or obtain copies of the register of shareholders or other corporate records of a company unless otherwise provided for in its articles of association.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit subject to procedural requirements (including adopting Delaware as the exclusive forum as per Advisory Organizational Documents Proposal 5B).

In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company, but only in certain limited circumstances.

Number of Directors

The number of directors is fixed by the bylaws, unless the certificate of incorporation fixes the number of directors, in which case a change in the number of directors shall be made only by amendment of the certificate of incorporation. The bylaws may provide that the board may increase the size of the board and fill any vacancies.

Subject to the memorandum and articles of association, the board may increase the size of the board and fill any vacancies.

Removal of Directors

Any director or the entire board may be removed, with or without cause, by the holders of a majority of the shares then entitled to vote at an election of directors, except as follows: (1) unless the certificate of incorporation otherwise provides, in the case of a corporation with a classified board, stockholders may effect such removal only for cause; or (2) in the case of a corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed without cause if the votes cast against such director’s removal would be sufficient to elect such director if then cumulatively voted at an election of the entire board.

A company’s memorandum and articles of association may provide that a director may be removed for any or no reason and that, in addition to shareholders, boards may be granted the power to remove a director.

Classified or Staggered Boards	Classified boards are permitted.	Classified boards are permitted.

Provision	Delaware	Cayman Islands

Fiduciary Duties of Directors	Directors must exercise a duty of care and duty of loyalty and good faith to the company and its stockholders. In addition to fiduciary duties, directors owe a duty of care, diligence and skill.

A director owes fiduciary duties to a company, including, amongst other things, to act in good faith in their dealings with or on behalf of the company and exercise their powers and fulfill the duties of their office honestly. This duty has six essential elements:

●
a duty to act in good faith in what the directors bona fide consider to be the best interests of the company (and in this regard, it should be noted that the duty is owed to the company and not to associate companies, subsidiaries or holding companies);
●
a duty not to personally profit from opportunities that arise from the office of director;
●
a duty to act fairly as between shareholders;
●
a duty to avoid conflicts of interest;
●
a duty to exercise powers for the purpose for which such powers were conferred; and
●
a duty to exercise independent judgement.

However, Cayman Islands law permits the duty to avoid conflicts of interest to be modified by a company’s articles of association. Such duties are owed to the company but may be owed direct to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation is generally permitted to indemnify its directors and officers acting in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation.

A Cayman Islands company generally may indemnify its directors or officers except with regard to actual fraud, dishonesty or willful default.

Limited Liability of Directors

Permits limiting or eliminating the monetary liability of a director to a corporation or its stockholders, except with regard to breaches of duty of loyalty, intentional misconduct, unlawful repurchases or dividends, or improper personal benefit.

The Companies Act has no equivalent provision to Delaware law regarding the limitation of director’s liability. However, as a matter of public policy, Cayman Islands law will not allow the limitation of a director’s liability to the extent that the liability is a consequence of the director committing a crime or of the director’s own actual fraud, dishonesty or willful default.

De-SPAC Transaction, Accounting Treatment [Text Block]

The Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, although ATII will acquire all of the outstanding equity interests of Forge Nano in the Business Combination, ATII will be treated as the “acquired” company and Forge Nano will be treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the Business Combination will be treated as the equivalent of Forge Nano issuing stock for the net assets of ATII, accompanied by a recapitalization. The net assets of ATII will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of Forge Nano.

Forge Nano has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances under both the No Additional Redemptions Scenario and the Maximum Redemptions Scenario:

●	Forge Nano Stockholders will have the greatest voting interest in Pubco;
●	Forge Nano Stockholders will have the ability to control decisions regarding election and removal of directors and officers of Pubco;
●	Forge Nano will comprise the ongoing operations of Pubco; and
●	Forge Nano’s existing senior management will be the senior management of Pubco.

The unaudited pro forma condensed combined financial information has been prepared using the assumptions below with respect to the potential redemption for cash of Public Shares:

●	Assuming No Additional Redemptions Scenario: This presentation assumes that no Public Shareholders of ATII will exercise redemption rights with respect to the Public Shares for a pro rata share of the funds in the Trust Account.
●	Assuming Maximum Redemptions Scenario: This presentation assumes that 23,000,000 Public Shares are redeemed for aggregate redemption payments of $239.9 million, assuming a $10.43 per share redemption price. This scenario includes all adjustments contained in the No Additional Redemptions Scenario and presents additional adjustments to reflect the effect of the maximum redemptions.

De-SPAC, Federal Income Taxes Consequences, SPAC [Text Block]

The following is a general summary of the material U.S. federal income tax consequences of the grant, exercise and vesting of awards under the 2026 Equity Plan and the disposition of shares acquired pursuant to the exercise or settlement of such awards and is intended to reflect the current provisions of the Code and the regulations thereunder. This summary is not intended to be a complete statement of applicable law, nor does it address foreign, state, local or payroll tax considerations. This summary assumes that all awards described in the summary are exempt from, or comply with, the requirement of Section 409A of the Code. Moreover, the U.S. federal income tax consequences to any particular participant may differ from those described herein by reason of, among other things, the particular circumstances of such participant.

Stock Options. Holders of incentive stock options granted under the 2026 Equity Plan will generally incur no U.S. federal income tax liability at the time of grant or upon vesting or exercise of those options. However, the spread at exercise will be an “item of tax preference,” which may give rise to “alternative minimum tax” liability for the taxable year in which the exercise occurs. If the holder does not dispose of the shares of Pubco Common Stock acquired through the exercise of an incentive stock option before the later of two years following the date of grant under the 2026 Equity Plan and one year following the date of exercise, the difference between the exercise price and the amount realized upon disposition of the shares of Pubco Common Stock acquired through the exercise of an incentive stock option will constitute long-term capital gain or loss, as the case may be. Assuming the holding period is satisfied, no deduction will be allowed to Pubco for U.S. federal income tax purposes in connection with the grant under the 2026 Equity Plan or the exercise by the holder of the incentive stock option. If, within two years following the date of grant under the 2026 Equity Plan or within one year following the date of exercise, the holder of shares of Pubco Common Stock acquired through the exercise of an incentive stock option disposes of those shares, the holder will generally realize taxable compensation at the time of such disposition equal to the difference between the exercise price of the incentive stock option and the lesser of the fair market value of the shares of Pubco Common Stock on the date of exercise or the amount realized on the subsequent disposition of the shares acquired through the exercise of an incentive stock option, and that amount will generally be deductible by Pubco for U.S. federal income tax purposes, subject to the possible limitations on deductibility under Sections 280G and 162(m) of the Code for compensation paid to executives designated in those Sections of the Code. Finally, if an incentive stock option becomes first exercisable in any one year for shares of Pubco Common Stock having an aggregate value in excess of $100,000 (based on the grant date value), the portion of the incentive stock option in respect of those excess shares of Pubco Common Stock will be treated as a non-qualified stock option for U.S. federal income tax purposes.

No income will be realized by a holder upon grant under the 2026 Equity Plan or vesting of an option that does not qualify as an incentive stock option (“a non-qualified stock option”). Upon the exercise of a non-qualified stock option, the holder will recognize ordinary compensation income in an amount equal to the excess, if any, of the fair market value of the underlying exercised shares of Pubco Common Stock over the option exercise price paid at the time of exercise, and the holder’s tax basis will equal the sum of the compensation income recognized and the exercise price paid at the time of exercise. Pubco will be able to deduct this same excess amount for U.S. federal income tax purposes, but such deduction may be limited under Sections 280G and 162(m) of the Code for compensation paid to certain executives designated in those Sections of the Code. In the event of a sale of shares of Pubco Common Stock received upon the exercise of a non-qualified stock option granted under the 2026 Equity Plan, any appreciation or depreciation after the exercise date generally will be taxed as capital gain or loss and will be long-term gain or loss, as applicable, if the holding period for such shares of Pubco Common Stock by the holder is more than one year.

SARs. No income will be realized by a holder upon grant under the 2026 Equity Plan or vesting of a SAR. Upon the exercise of a SAR granted under the 2026 Equity Plan, the holder will recognize ordinary compensation income in an amount equal to the fair market value of the payment received in respect of such SAR. Pubco will be able to deduct this same amount for U.S. federal income tax purposes, but such deduction may be limited under Sections 280G and 162(m) of the Code for compensation paid to certain executives designated in those Sections of the Code.

Restricted Stock. A holder will not be subject to tax for U.S. federal income tax purposes upon the grant of an award of restricted stock under the 2026 Equity Plan unless the holder otherwise elects to be taxed at the time of grant pursuant to Section 83(b) of the Code. On the date an award of restricted stock granted under the 2026 Equity Plan becomes transferable or is no longer subject to a substantial risk of forfeiture (i.e., the vesting date), the holder will have taxable compensation equal to the difference between the fair market value of the shares of Pubco Common Stock on that date and the amount the holder paid for such shares of Pubco Common Stock, if any, unless the holder made an election under Section 83(b) of the Code to be taxed at the time of grant. If the holder made an election under Section 83(b) of the Code, the holder will have taxable compensation at the time of grant equal to the difference between the fair market value of the shares of Pubco Common Stock on the date of grant under the 2026 Equity Plan and the amount the participant paid for such shares of Pubco Common Stock, if any. If the election is made by the holder, such holder will not be allowed a deduction for amounts subsequently required to be returned to Pubco for U.S. federal income tax purposes. Special rules apply to the receipt and disposition of restricted shares received by officers and directors who are subject to Section 16(b) of the Exchange Act. Pubco will be able to deduct, at the same time as it is recognized by the holder, the amount of taxable compensation to the holder for U.S. federal income tax purposes, but such deduction may be limited under Sections 280G and 162(m) of the Code for compensation paid to certain executives designated in those Sections of the Code.

Restricted Stock Units. A holder will not be subject to tax upon the grant under the 2026 Equity Plan or vesting of a restricted stock unit award. Rather, upon the delivery of shares of Pubco Common Stock or cash pursuant to a restricted stock unit award, the holder will have taxable compensation equal to the fair market value of the number of shares of Pubco Common Stock (or the amount of cash) that the holder actually receives with respect to such restricted stock unit award. Pubco will be able to deduct the amount of taxable compensation to the holder for U.S. federal income tax purposes, but the deduction may be limited under Sections 280G and 162(m) of the Code for compensation paid to certain executives designated in those Sections of the Code.

De-SPAC Transactions, Material Interests [Line Items]
De-SPAC or Related Financing Transactions, Material Interests, Sponsor or SPAC's Officers or Directors [Text Block]

In order to finance transaction costs in connection with its initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of ATII’s officers and directors may, but are not obligated to, loan ATII any funds as may be required. Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of its initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of its initial business combination into private placement-equivalent units of ATII at a price of $10.00 per unit. Such units would be identical to the ATII Private Units. In the event that its initial business combination does not close, ATII may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of the date of this proxy statement/prospectus, ATII had no borrowings under the Working Capital Loans.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

ATII Public Shareholders must complete the procedures for electing to redeem their ATII Public Shares in the manner described above prior to           Eastern Time on           , 2026 (up to two (2) business days prior to the initially scheduled extraordinary general meeting to vote on the Business Combination Proposal) (the “Redemption Deadline”) in order for their ATII Public Shares to be redeemed in connection with the Business Combination. Accordingly, you have until the Redemption Deadline to tender your ATII Public Shares if you wish to exercise your Redemption Rights. Given the relatively short period in which to exercise Redemption Rights, it is advisable for you to use electronic delivery of your ATII Public Shares.

Holders of ATII Public Units must elect to separate ATII Public Units held by them into the underlying ATII Public Shares and ATII Warrants prior to exercising their Redemption Rights with respect to the ATII Public Shares. ATII Public Shareholders may elect to redeem ATII Public Shares regardless of if or how they vote in respect of the Business Combination Proposal and regardless of whether they hold ATII Public Shares on the Record Date. If the Proposed Transaction (or any other initial business combination) is not consummated during the Completion Window, the ATII Public Shares will be returned to the respective holder, broker or bank.

If you exercise your Redemption Rights in connection with the Proposed Transaction, your ATII Public Shares will be redeemed for a pro rata portion of the amount then in the Trust Account (which, for illustrative purposes, was approximately $239.9 million, for $10.43 per share, as of December 31, 2025). Such amount, including interest earned on the funds held in the Trust Account for and not previously released to ATII to pay taxes, if any, will be paid promptly upon consummation of the Business Combination during the Completion Window. However, under Delaware law, the proceeds held in the Trust Account could be subject to claims that could take priority over those of the ATII Public Shareholders exercising Redemption Rights, regardless of whether such holders vote for or against the Business Combination Proposal. The per-ATII Public Share distribution from the Trust Account in such a situation may be less than originally anticipated due to such claims. Your vote on any proposal described in this proxy statement/prospectus other than the Business Combination Proposal will have no impact on the amount you will receive if you exercise your Redemption Rights.

Any request for Redemption, once made by an ATII Public Shareholder, may be withdrawn by such ATII Public Shareholder at any time up to the Redemption Deadline. If such ATII Public Shareholder tenders or delivers its ATII Public Share certificates (if any) along with the Redemption forms and subsequently decides prior to the applicable date not to exercise its Redemption Rights, such ATII Public Shareholder may request that the Transfer Agent return the ATII Public Share certificates (physically or electronically). Any ATII Public Shareholder can make such request by contacting the Transfer Agent, at the address or email address listed in this proxy statement/prospectus. Any corrected or changed written exercise of Redemption Rights must be received by the Transfer Agent, prior to the Redemption Deadline. No request for Redemption will be honored unless any ATII Public Shareholder’s certificates for its respective ATII Public Shares (if any) along with the Redemption forms have been tendered or delivered (either physically or electronically) to the Transfer Agent prior to the Redemption Deadline.

If any ATII Public Shareholder properly makes a request for Redemption and the certificates for ATII Public Shares (if any) along with the Redemption forms are tendered or delivered to the Transfer Agent prior to the Redemption Deadline, then, if the Proposed Transaction is consummated during the Completion Window, ATII will redeem such ATII Public Shareholder’s ATII Public Shares for a pro rata portion of funds then on deposit in the Trust Account. If such ATII Public Shareholder exercises its Redemption Rights, then it will be exchanging its ATII Public Shares for cash.

If the Proposed Transaction (or any other initial business combination) is not consummated during the Completion Window, the ATII Public Shares will be returned to the respective holder, broker or bank.

If you are an ATII Public Shareholder and you exercise your Redemption Rights, such exercise will not result in the loss of any ATII Warrants that you may hold, the treatment of which is described elsewhere in this proxy statement/prospectus.

If any ATII Public Shareholder holds its ATII Public Shares in “street name,” such ATII Public Shareholder will have to coordinate with its broker to have your shares certificated or tendered or delivered electronically. ATII Public Shares that have not been tendered (either physically or electronically) in accordance with these procedures will not be redeemed in connection with the Business Combination. There is a nominal cost associated with this tendering process and the act of certificating the ATII Public Shares or tendering or delivering them through DTC’s DWAC (deposit withdrawal at custodian) system. In the event the Business Combination is not consummated, this may result in an additional cost to holders of ATII Public Shares for the return of their ATII Public Shares.

Any ATII Public Shareholder may withdraw a request for Redemption until the Redemption Deadline and, following the Redemption Deadline, with ATII’s consent, up and until the Closing. Furthermore, if an ATII Public Shareholder tenders or delivers its ATII Public Share certificates (if any) along with the Redemption forms in connection with an election of its Redemption and subsequently decides prior to the applicable deadline not to elect to exercise such Redemption Rights, such ATII Public Shareholder may simply request that ATII permit the withdrawal of the Redemption request and instruct the Transfer Agent to return the ATII Public Share certificate (physically or electronically) to such ATII Public Shareholder. The ATII Public Shareholder can make such request by contacting the Transfer Agent at the address or email address listed in this proxy statement/prospectus.

Any corrected or changed written exercise of Redemption Rights must be received by the Transfer Agent prior to the vote taken on the Business Combination Proposal at the extraordinary general meeting. No request for Redemption will be honored unless the

ATII Public Shares held by the ATII Public Shareholder have been tendered or delivered (either physically or electronically) to the Transfer Agent prior to the Redemption Deadline.

Notwithstanding the foregoing, any ATII Public Shareholder, together with any affiliate of such ATII Public Shareholder or any other Person with whom such ATII Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its ATII Public Shares with respect to more than an aggregate of 15% of the ATII Public Shares then issued and outstanding without ATII’s prior consent. Accordingly, if any ATII Public Shareholder, alone or acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), seeks to redeem more than 15% of the ATII Public Shares then issued and outstanding, then any such ATII Public Shares in excess of such 15% limit would not be redeemed in exchange for cash without ATII’s prior consent.

The closing price of ATII Public Shares on           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, was $           . As of the Record Date, funds in the Trust Account totaled $           and were held in an interest-bearing Trust Account pursuant to the Current Charter.

Prior to exercising their Redemption Rights, ATII Public Shareholders should verify the market price of the ATII Public Shares as they may receive higher proceeds from the sale of their ATII Public Shares in the public market than from exercising their Redemption Rights if the market price per-ATII Public Share is higher than the Redemption Price. ATII cannot assure ATII Public Shareholders that they will be able to sell their ATII Public Shares in the open market prior to the completion of the Business Combination, even if the market price per-ATII Public Share is higher than the Redemption Price, as there may not be sufficient liquidity in ATII Public Shares when ATII Public Shareholders wish to sell their ATII Public Shares.

Holders of ATII Warrants will not have Redemption Rights with respect to the ATII Warrants pursuant to the terms of the ATII Warrant Agreement and the Current Charter.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	There are no appraisal rights available to holders of ATII Ordinary Shares in connection with the Business Combination.
De-SPAC, Security Holders Other Rights [Text Block]

Other rights. The holders of shares of Pubco Common Stock have no pre-emptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the shares of Pubco Common Stock. The rights, preferences and privileges of holders of shares of Pubco Common Stock will be subject to those of the holders of any shares of the Pubco Preferred Stock that Pubco may issue in the future.